UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08611

Legg Mason Charles Street Trust, Inc.

Name of Fund:

100 Light Street, Baltimore, MD	21202
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

Item 1.	Report to Shareholders

Batterymarch

U.S. Small Capitalization

Equity Portfolio

Annual Report to Shareholders

December 31, 2008

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Batterymarch U.S. Small Capitalization Equity Portfolio

Total returns for the Fund for various periods ended December 31, 2008 are presented below, along with those of comparative indices:

	Average Annual Total Returns
	One Year	Three Years	Five Years	Since InceptionA
Batterymarch U.S. Small Capitalization Equity:
Institutional Class	-37.49%	-11.70%	-3.74%	-0.49%
Financial Intermediary Class	-37.72%	-12.09%	-4.16%	+1.48%
Russell 2000 IndexB	-33.79%	-8.29%	-0.93%	-0.36%
Russell 1000 IndexC	-37.60%	-8.66%	-2.04%	-2.84%
Russell 2000 Value IndexD	-28.92%	-7.49%	0.27%	+6.72%
Russell 2000 Growth IndexE	-38.54%	-9.32%	-2.35%	-6.93%
Lipper Small-Cap Core Funds Category AverageF	-36.21%	-10.06%	-1.52%	+2.17%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Institutional and Financial Intermediary Classes, please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The Russell 2000 Index (the “Index”) had a return of -33.79% for the year 2008. Small capitalization stocks outperformed large caps for the period, and value outperformed growth across market capitalization bands. The Russell 2000 Value Index declined 28.92% for the year, while its growth counterpart declined 38.54%. While all sectors in the Index posted negative returns for the year, the best performing sector was Utilities, which declined only 11.33%, followed by Consumer Staples and Financials. The worst performing sectors were Telecommunication Services, Energy and Consumer Discretionary, all of which had negative returns close to 50%.

For the year ended December 31, 2008, the return for the Institutional Class was -37.49%. Stock selection detracted from the Fund’s performance due to holdings within the Industrials and Financials sectors, despite positive selection in Health Care and Consumer Discretionary. The Fund’s sector allocations also detracted from relative value, as an overweight, relative to the Index, in Energy and underweights in Financials and Consumer Staples detracted from performance.

Batterymarch Financial Management, Inc.

January 20, 2009

A

The inception date of the Institutional Class is March 13, 2000. The inception date of the Financial Intermediary Class is January 9, 2003. Index returns are for periods beginning February 29, 2000. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2007.

B

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

C

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

D

The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

E	The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
F

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Small-Cap Core Funds Category Average is comprised of the Fund’s peer group of mutual funds.

Annual Report to Shareholders

Expense Example

Batterymarch U.S. Small Capitalization Equity Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2008, and held through December 31, 2008. The ending values assume dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the effect of the redemption fee, which is a transaction cost.A Therefore, the hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds if they have different transaction fees. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses PaidB During the Period 7/1/08-12/31/08
Institutional Class
Actual	$1,000.00	$693.50	$3.58
Hypothetical (5% return before expenses)	1,000.00	1,020.98	4.27

Financial Intermediary Class
Actual	$1,000.00	$691.60	$5.06
Hypothetical (5% return before expenses)	1,000.00	1,019.22	6.04

A

A redemption fee of 2% is imposed on all redemptions, including exchanges, made within 60 days of purchase. The fee is paid directly to the Fund to help offset the costs imposed on it by short-term trading.

B

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of .84% and 1.19% for the Institutional Class and the Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (184) and divided by 366.

Annual Report to Shareholders

Performance Information

Batterymarch U.S. Small Capitalization Equity Portfolio

The graphs which follow compare the Fund’s total returns to the Russell 2000 Index. The graphs illustrate the cumulative total return of an initial $1 million investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling portfolio securities in the index or other administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in a Fund’s net asset value per share, plus dividends and any capital gain distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid.

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A

An unmanaged index comprised of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization. Index returns are for periods beginning February 29, 2000. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

Annual Report to Shareholders

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for the periods beginning December 31, 2002.

Annual Report to Shareholders

Selected Portfolio PerformanceD

Strongest performers for the year ended December 31, 2008E		Weakest performers for the year ended December 31, 2008E
1. ViroPharma Inc.	+64.0%	1. National Financial Partners Corp.	-93.1%
2. Compass Minerals International Inc.	+46.1%	2. Technitrol Inc.	-87.3%
3. Rock-Tenn Co.	+36.2%	3. Willbros Group Inc.	-77.9%
4. EZCORP Inc.	+34.7%	4. Dawson Geophysical Co.	-75.1%
5. UMB Financial Corp.	+29.9%	5. Amkor Technology Inc.	-74.4%
6. Rent-A-Center Inc.	+21.6%	6. Dollar Financial Corp.	-66.4%
7. Cubist Pharmaceuticals Inc.	+17.8%	7. Cynosure Inc.	-65.5%
8. Sykes Enterprises Inc.	+6.2%	8. Terra Industries Inc.	-64.6%
9. Healthspring Inc.	+4.8%	9. TeleTech Holdings Inc.	-60.7%
10. CONMED Corp.	+3.6%	10. Fossil Inc.	-60.2%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they are paid.
E	Securities held for the entire year.

Annual Report to Shareholders

Portfolio of Investments

December 31, 2008

Batterymarch U.S. Small Capitalization Equity Portfolio

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests	99.2%

Consumer Discretionary	11.9%
Auto Components	0.2%
ArvinMeritor Inc.		94,300	$268,755

Diversified Consumer Services	N.M.
Lincoln Educational Services		3,400	45,050	A

Hotels, Restaurants and Leisure	2.5%
CEC Entertainment Inc.		18,500	448,625	A
CKE Restaurants Inc.		31,300	271,684
Jack in the Box Inc.		47,400	1,047,066	A
Panera Bread Co.		14,700	767,928	A
WMS Industries Inc.		59,780	1,608,082	A

			4,143,385

Internet and Catalog Retail	1.5%
PetMed Express Inc.		30,300	534,189	A
Priceline.com Inc.		25,500	1,878,075	A

			2,412,264

Media	0.7%
Marvel Entertainment Inc.		37,200	1,143,900	A

Multiline Retail	0.9%
Big Lots Inc.		79,900	1,157,751	A
Fred’s Inc.		27,500	295,900

			1,453,651

Specialty Retail	2.6%
Aeropostale Inc.		53,800	866,180	A
Gymboree Corp.		11,200	292,208	A
Rent-A-Center Inc.		56,750	1,001,637	A
The Buckle Inc.		26,925	587,504
The Finish Line Inc.		77,970	436,632
Tractor Supply Co.		29,700	1,073,358	A

			4,257,519

Textiles, Apparel and Luxury Goods	3.5%
American Apparel Inc.		71,600	142,484	A
Carter’s Inc.		51,500	991,890	A
Deckers Outdoor Corp.		2,716	216,927	A
FGX International Holdings Ltd.		17,850	245,259	A
Fossil Inc.		38,100	636,270	A
Oxford Industries Inc.		76,080	667,222

Annual Report to Shareholders

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Textiles, Apparel and Luxury Goods—Continued
Steven Madden Ltd.		35,000	$746,200	A
True Religion Apparel Inc.		31,650	393,726	A
UniFirst Corp.		26,500	786,785
Wolverine World Wide Inc.		49,030	1,031,591

			5,858,354

Consumer Staples	2.6%

Food and Staples Retailing	0.4%
United Natural Foods Inc.		35,180	626,908	A

Food Products	1.4%
Cal-Maine Foods Inc.		9,000	258,300
Fresh Del Monte Produce Inc.		21,900	490,998	A
Ralcorp Holdings Inc.		26,100	1,524,240	A

			2,273,538

Personal Products	0.8%
American Oriental Bioengineering Inc.		128,690	873,805	A
Nu Skin Enterprises Inc.		2,200	22,946
Prestige Brands Holdings Inc.		52,200	550,710	A

			1,447,461

Energy	6.8%

Energy Equipment and Services	2.6%
Basic Energy Services Inc.		29,010	378,291	A
Dawson Geophysical Co.		21,842	389,006	A
Lufkin Industries Inc.		17,334	598,023
Oil States International Inc.		32,200	601,818	A
Pioneer Drilling Co.		98,025	545,999	A
Tetra Tech Inc.		58,800	1,420,020	A
Willbros Group Inc.		56,660	479,910	A

			4,413,067

Oil, Gas and Consumable Fuels	4.2%
Clayton Williams Energy Inc.		8,607	391,102	A
Energy Partners Ltd.		49,600	66,960	A
Mariner Energy Inc.		49,752	507,470	A
McMoRan Exploration Co.		36,794	360,581	A
Rosetta Resources Inc.		86,300	611,004	A
VAALCO Energy Inc.		119,909	892,123	A
W&T Offshore Inc.		22,015	315,255

Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Oil, Gas and Consumable Fuels—Continued
Walter Industries Inc.		27,750	$485,903
Western Refining Inc.		52,500	407,400
Whiting Petroleum Corp.		7,400	247,604	A
World Fuel Services Corp.		70,638	2,613,606

			6,899,008

Financials	21.2%

Commercial Banks	6.6%
Bank of Hawaii Corp.		14,770	667,161
Bank of the Ozarks Inc.		12,860	381,170
City Holding Co.		12,900	448,662
CVB Financial Corp.		36,800	437,920
First Commonwealth Financial Corp.		88,600	1,096,868
First Merchants Corp.		21,200	470,852
FirstMerit Corp.		65,770	1,354,204
National Penn Bancshares Inc.		64,200	931,542
NBT Bancorp Inc.		34,200	956,232
Oriental Financial Group Inc.		65,700	397,485
Southside Bancshares Inc.		3,500	82,250
SVB Financial Group		33,700	883,951	A
Tompkins Financial Corp.		8,150	472,293
UMB Financial Corp.		33,300	1,636,362
Westamerica Bancorporation		14,800	757,020

			10,973,972

Consumer Finance	2.6%
Cash America International Inc.		48,500	1,326,475
Dollar Financial Corp.		98,670	1,016,301	A
EZCORP Inc.		129,300	1,966,653	A

			4,309,429

Diversified Financial Services	0.4%
Interactive Brokers Group Inc.		38,606	690,661	A

Insurance	5.2%
American Equity Investment Life Holding Co.		59,400	415,800
Aspen Insurance Holdings Ltd.		102,800	2,492,900
CNA Surety Corp.		36,100	693,120	A
Infinity Property and Casualty Corp.		7,700	359,821
IPC Holdings Ltd.		25,800	771,420
National Financial Partners Corp.		51,500	156,560

Annual Report to Shareholders

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Insurance—Continued
Platinum Underwriters Holdings Ltd.		87,360	$3,151,949
SeaBright Insurance Holdings		39,538	464,176	A

			8,505,746

Real Estate Investment Trusts (REITs)	5.6%
American Capital Agency Corp.		25,200	538,272
Anworth Mortgage Asset Corp.		141,800	911,774
Associated Estates Realty Corp.		16,300	148,819
Capstead Mortgage Corp.		86,780	934,621
Equity Lifestyle Properties Inc.		18,900	725,004
Getty Realty Corp.		28,590	602,105
Hatteras Financial Corp.		27,500	731,500
Highwoods Properties Inc.		54,800	1,499,328
Home Properties Inc.		10,100	410,060
Inland Real Estate Corp.		52,400	680,152
Senior Housing Properties Trust		55,570	995,815
Tanger Factory Outlet Centers Inc.		26,158	984,064

			9,161,514

Thrifts and Mortgage Finance	0.8%
Dime Community Bancshares		42,800	569,240
OceanFirst Financial Corp.		4,500	74,700
Provident New York Bancorp		44,600	553,040
United Financial Bancorp Inc.		9,700	146,858

			1,343,838

Health Care	17.8%

Biotechnology	5.0%
Alkermes Inc.		92,400	984,060	A
Cubist Pharmaceuticals Inc.		95,950	2,318,152	A
Enzon Pharmaceuticals Inc.		18,700	109,021	A
Martek Biosciences Corp.		74,600	2,261,126
Myriad Genetics Inc.		13,100	868,006	A
OSI Pharmaceuticals Inc.		42,329	1,652,948	A
PDL BioPharma Inc.		4,500	27,810

			8,221,123

Health Care Equipment and Supplies	4.5%
CONMED Corp.		34,400	823,536	A
Cynosure Inc.		32,150	293,530	A
ICU Medical Inc.		14,760	489,146	A

Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Health Care Equipment and Supplies—Continued
Invacare Corp.		86,620	$1,344,342
Kensey Nash Corp.		27,280	529,505	A
Merit Medical Systems Inc.		28,800	516,384	A
Quidel Corp.		42,000	548,940	A
Sirona Dental Systems Inc.		70,800	743,400	A
STERIS Corp.		70,150	1,675,884
Symmetry Medical Inc.		32,660	260,300	A
Zoll Medical Corp.		13,881	262,212

			7,487,179

Health Care Providers and Services	4.8%
Amedisys Inc.		34,178	1,412,919	A
AMERIGROUP Corp.		68,200	2,013,264	A
Centene Corp.		69,650	1,372,801	A
Emergency Medical Services Corp.		15,400	563,794	A
Healthspring Inc.		93,850	1,874,184	A
Molina Healthcare Inc.		38,170	672,174	A

			7,909,136

Life Sciences Tools and Services	0.8%
Bio-Rad Laboratories Inc.		10,900	820,879	A
Bruker Corp.		104,000	420,160	A

			1,241,039

Pharmaceuticals	2.7%
Pain Therapeutics Inc.		48,010	284,219	A
Perrigo Co.		32,469	1,049,073
The Medicines Co.		50,783	748,034	A
Valeant Pharmaceuticals International		52,000	1,190,800	A
ViroPharma Inc.		96,550	1,257,081	A

			4,529,207

Industrials	13.8%

Airlines	0.9%
Hawaiian Holdings Inc.		94,700	604,186	A
Republic Airways Holdings Inc.		81,300	867,471	A

			1,471,657

Building Products	0.1%
Insteel Industries Inc.		19,700	222,413

Annual Report to Shareholders

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Commercial Services and Supplies	4.1%
Comfort Systems USA Inc.		158,600	$1,690,676
Consolidated Graphics Inc.		9,400	212,816	A
Knoll Inc.		102,750	926,805
Metalico Inc.		88,153	136,637	A
RSC Holdings Inc.		53,600	456,672	A
Standard Parking Corp.		11,970	231,500	A
Sykes Enterprises Inc.		85,478	1,634,339	A
TeleTech Holdings Inc.		76,200	636,270	A
United Stationers Inc.		27,100	907,579	A

			6,833,294

Construction and Engineering	1.1%
EMCOR Group Inc.		51,700	1,159,631	A
MasTec Inc.		37,400	433,092	A
Pike Electric Corp.		20,000	246,000	A

			1,838,723

Electrical Equipment	1.3%
EnerSys		78,619	864,809	A
GrafTech International Ltd.		146,750	1,220,960	A

			2,085,769

Industrial Conglomerates	0.2%
Tredegar Corp.		19,900	361,782

Machinery	2.2%
Chart Industries Inc.		11,200	119,056	A
CIRCOR International Inc.		17,800	489,500
Columbus McKinnon Corp.		49,500	675,675	A
L.B. Foster Co.		51,200	1,601,536	A
Robbins and Myers Inc.		37,444	605,469
Xerium Technologies Inc.		75,900	50,094	A

			3,541,330

Professional Services	1.4%
Administaff Inc.		35,900	778,312
Navigant Consulting Inc.		45,000	714,150	A
Watson Wyatt Worldwide Inc.		18,050	863,151

			2,355,613

Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Road and Rail	1.4%
Marten Transport Ltd.		22,500	$426,600	A
Old Dominion Freight Line Inc.		33,636	957,281	A
Werner Enterprises Inc.		50,100	868,734

			2,252,615

Trading Companies and Distributors	1.1%
Beacon Roofing Supply Inc.		78,900	1,095,132	A
DXP Enterprises Inc.		44,700	653,067	A

			1,748,199

Information Technology	13.0%

Communications Equipment	3.8%
3Com Corp.		842,325	1,920,501	A
Arris Group Inc.		180,200	1,432,590	A
Avocent Corp.		110,346	1,976,297	A
Emulex Corp.		78,300	546,534	A
Plantronics Inc.		3,900	51,480
Powerwave Technologies Inc.		403,775	201,887	A
ViaSat Inc.		4,100	98,728	A

			6,228,017

Computers and Peripherals	N.M.
Xyratex Ltd.		16,010	47,230	A

Electronic Equipment, Instruments & Components	1.1%
Daktronics Inc.		73,100	684,216
Multi-Fineline Electronix Inc.		19,900	232,631	A
SYNNEX Corp.		57,550	652,041	A
Technitrol Inc.		58,039	201,976

			1,770,864

Internet Software and Services	3.1%
Earthlink Inc.		111,900	756,444	A
Interwoven Inc.		122,200	1,539,720	A
j2 Global Communications Inc.		9,200	184,368	A
Liquidity Services Inc.		10,400	86,632	A
United Online Inc.		189,614	1,150,957
Websense Inc.		94,700	1,417,659	A

			5,135,780

IT Services	1.2%
Ciber Inc.		117,400	564,694	A
CSG Systems International Inc.		73,100	1,277,057	A

Annual Report to Shareholders

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

IT Services—Continued
Ness Technologies Inc.		37,400	$160,072	A
TNS Inc.		8,600	80,754	A

			2,082,577

Semiconductors and Semiconductor Equipment	0.9%
Amkor Technology Inc.		105,600	230,208	A
Silicon Image Inc.		95,900	402,780	A
Skyworks Solutions Inc.		151,650	840,141	A

			1,473,129

Software	2.9%
Epicor Software Corp.		53,200	255,360	A
JDA Software Group Inc.		41,550	545,552	A
Parametric Technology Corp.		67,000	847,550	A
Progress Software Corp.		34,050	655,803	A
SPSS Inc.		10,400	280,384
Sybase Inc.		89,650	2,220,630	A

			4,805,279

Materials	5.8%

Chemicals	2.8%
CF Industries Holdings Inc.		10,150	498,974
Innophos Holdings Inc.		51,510	1,020,413
Koppers Holdings Inc.		59,108	1,277,915
Olin Corp.		57,300	1,035,984
Solutia Inc.		21,700	97,650	A
Terra Industries Inc.		45,150	752,651

			4,683,587

Containers and Packaging	1.4%
Greif Inc.		29,533	987,288
Rock-Tenn Co.		37,450	1,280,041

			2,267,329

Metals and Mining	1.6%
Compass Minerals International Inc.		30,800	1,806,728
Olympic Steel Inc.		36,673	747,029

			2,553,757

Telecommunication Services	1.7%

Diversified Telecommunication Services	0.8%
Cincinnati Bell Inc.		454,900	877,957	A
Premiere Global Services Inc.		41,100	353,871	A

			1,231,828

Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES	VALUE
Common Stocks and Equity Interests—Continued

Wireless Telecommunication Services	0.9%
Syniverse Holdings Inc.		77,962	$930,866	A
USA Mobility Inc.		49,600	573,872	A

			1,504,738

Utilities	4.6%

Electric Utilities	2.3%
Central Vermont Public Service Corp.		7,100	169,406
El Paso Electric Co.		97,490	1,763,594	A
Hawaiian Electric Industries Inc.		38,760	858,146
UIL Holdings Corp.		34,815	1,045,495

			3,836,641

Gas Utilities	0.8%
New Jersey Resources Corp.		11,800	464,330
Nicor Inc.		15,300	531,522
The Laclede Group Inc.		7,600	355,984

			1,351,836

Multi-Utilities	1.5%
Avista Corp.		68,650	1,330,437
NorthWestern Corp.		48,210	1,131,488

			2,461,925

Total Common Stocks and Equity Interests (Cost—$208,462,135)			163,761,616
Total Investments (Cost—$208,462,135)B	99.2%		163,761,616
Other Assets Less Liabilities	0.8%		1,247,555

Net Assets	100.0%		$165,009,171

N.M.—Not Meaningful.

A	Non-income producing.
B	At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,787,240
Gross unrealized depreciation	(54,393,317)

Net unrealized depreciation	$(45,606,077)

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

December 31, 2008

Batterymarch U.S. Small Capitalization Equity Portfolio

Assets:
Investment securities at value (Cost—$208,462,135)		$163,761,616
Cash		880,353
Receivable for fund shares sold		525,401
Dividends and interest receivable		259,852
Receivable for securities sold		18,889

Total assets		165,446,111

Liabilities:
Payable for securities purchased	$233,728
Accrued management fee	91,394
Payable for fund shares repurchased	14,041
Accrued service fees	165
Accrued expenses	97,612

Total liabilities		436,940

Net Assets		$165,009,171

Net assets consist of:
Accumulated paid-in-capital		$255,020,863
Undistributed net investment income		215,735
Accumulated net realized loss on investments		(45,526,908)
Net unrealized depreciation on investments		(44,700,519)

Net Assets		$165,009,171

Net Asset Value Per Share:
Institutional Class (27,679,924 shares outstanding)		$5.95
Financial Intermediary Class (71,694 shares outstanding)		$5.83

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

For the Year Ended December 31, 2008

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Income:
Dividends	$2,428,350
Interest	30,958
Less: Foreign taxes withheld	(7,810)

Total income		$2,451,498

Expenses:
Management fees	1,723,298
Distribution and service fees:
Financial Intermediary Class	1,182
Audit and legal fees	68,244
Custodian fees	48,004
Directors’ fees and expenses	44,225
Registration fees	30,000
Reports to shareholders:
Institutional Class	101,714
Financial Intermediary Class	199
Transfer agent and shareholder servicing expense:
Institutional Class	16,219
Financial Intermediary Class	1,205
Other expenses	35,016

	2,069,306
Less: Expenses Reimbursed	(690)
Compensating balance credits	(955)

Net expenses		2,067,661

Net Investment Income		383,837

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments	(45,122,297)
Change in unrealized appreciation/(depreciation) of investments	(69,852,109)

Net Realized and Unrealized Loss on Investments		(114,974,406)

Change in Net Assets Resulting From Operations		$(114,590,569)

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Batterymarch U.S. Small Capitalization Equity Portfolio

	FOR THE YEAR ENDED DECEMBER 31, 2008	FOR THE PERIOD ENDED DECEMBER 31, 2007A	FOR THE YEAR ENDED MARCH 31, 2007
Change in Net Assets:
Net investment income	$383,837	$775,057	$1,210,901
Net realized gain/(loss)	(45,122,297)	38,695,435	82,524,906
Change in unrealized appreciation/(depreciation)	(69,852,109)	(48,069,358)	(98,973,732)

Change in net assets resulting from operations	(114,590,569)	(8,598,866)	(15,237,925)
Distributions to shareholders from:
Net investment income:
Institutional Class	(364,644)	(523,926)	(771,624)
Net realized gain on investments:
Institutional Class	(1,877,348)	(56,122,516)	(54,053,186)
Financial Intermediary Class	(3,929)	(81,609)	(767,867)
Change in net assets from fund share transactions:
Institutional Class	(78,496,262)	(131,356,869)	(336,020,325)
Financial Intermediary Class	84,366	(19,865)	(9,641,092)

Change in net assets	(195,248,386)	(196,703,651)	(416,492,019)

Net Assets:
Beginning of period	360,257,557	556,961,208	973,453,227

End of period	$165,009,171	$360,257,557	$556,961,208

Undistributed net investment income	$215,735	$659,058	$407,926

A	For the period April 1, 2007 to December 31, 2007.

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Batterymarch U.S. Small Capitalization Equity Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007A		YEARS ENDED MARCH 31,
					2007		2006	2005	2004

Net asset value, beginning of year	$9.60		$11.48		$12.43		$11.61	$11.90	$8.09

Investment Operations:
Net investment income	.02	B	.02	B	.02	B	.02	.01	.01
Net realized and unrealized gain/(loss)	(3.59)		(.39)		.05		2.21	.58	4.05

Total from investment operations	(3.57)		(.37)		.07		2.23	.59	4.06

Distributions from:
Net investment income	(.01)		(.01)		(.01)		(.02)	(.01)	(.02)
Net realized gain on investments	(.07)		(1.50)		(1.01)		(1.39)	(.87)	(.23)

Total distributions	(.08)		(1.51)		(1.02)		(1.41)	(.88)	(.25)

Net asset value, end of period	$5.95		$9.60		$11.48		$12.43	$11.61	$11.90

Total return	(37.49)%		(3.58	)%C	.88%		20.95%	5.87%	50.52%

Ratios to Average Net Assets:D
Total expenses	.84%		.79	%E	.79%		.75%	.76%	.81%
Expenses net of waivers, if any	.84%		.79	%E	.79%		.75%	.76%	.81%
Expenses net of all reductions	.84%		.79	%E	.79%		.75%	.76%	.81%
Net investment income	.22%		.28	%E	.17%		.16%	.13%	.15%

Supplemental Data:
Portfolio turnover rate	92.9%		46.5	%C	84.7%		152.9%	175.0%	141.1%

Net assets, end of period (in thousands)	$164,591		$359,703		$556,288		$962,303	$667,045	$565,130

A	For the period April 1, 2007 to December 31, 2007.
B	Computed using average daily shares outstanding.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. During the fiscal year ended December 31, 2008, the Fund was subject to voluntary expense waivers.

E	Annualized.

See notes to financial statements.

Annual Report to Shareholders

Financial Intermediary Class:

	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007A		YEARS ENDED MARCH 31,
					2007		2006	2005	2004
Net asset value, beginning of year	$9.43		$11.33		$12.32		$11.56	$11.88	$8.09

Investment Operations:
Net investment loss	(.01	)B	(.01	)B	(.02	)B	(.04)	(.03)	(.01)
Net realized and unrealized gain/(loss)	(3.52)		(.39)		.04		2.19	.58	4.03

Total from investment operations	(3.53)		(.40)		.02		2.15	.55	4.02

Distributions from:
Net investment income	—		—		—		—	—	.00	F
Net realized gain on investments	(.07)		(1.50)		(1.01)		(1.39)	(.87)	(.23)

Total distributions	(.07)		(1.50)		(1.01)		(1.39)	(.87)	(.23)

Net asset value, end of period	$5.83		$9.43		$11.33		$12.32	$11.56	$11.88

Total return	(37.72)%		(3.91	)%C	.43%		20.29%	5.42%	50.01%

Ratios to Average Net Assets:D
Total expenses	1.34%		2.12	%E	1.30%		1.22%	1.20%	1.06%
Expenses net of waivers, if any	1.19%		1.20	%E	1.20%		1.20%	1.20%	1.06%
Expenses net of all reductions	1.19%		1.20	%E	1.20%		1.20%	1.20%	1.06%
Net investment loss	(.08)%		(.13	)%E	(.20)%		(.28)%	(.31)%	(.33)%

Supplemental Data:
Portfolio turnover rate	92.9%		46.5	%C	84.7%		152.9%	175.0%	141.1%

Net assets, end of period (in thousands)	$418		$555		$673		$11,150	$11,031	$11,286

FAmount	less than $.01 per share.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

The Legg Mason Charles Street Trust, Inc. (“Corporation”), of which Batterymarch U.S. Small Capitalization Equity Portfolio (“Fund”) is a separate series, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified management investment company.

The Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. The income and expenses of the Fund are allocated proportionately to each class based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for reporting methods of measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

If a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual Report to Shareholders

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$163,761,616	$163,761,616	$—	$—
Other Financial Instruments	—	—	—	—

Total	$163,761,616	$163,761,616	$—	$—

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the year ended December 31, 2008, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$231,022,757	$286,340,857

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian, acting on the Fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market daily in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization on the collateral by the Fund may be delayed or limited.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Distributions from net realized capital gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and/or gains available for distribution under federal income tax regulations.

Annual Report to Shareholders

Notes to Financial Statements—Continued

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Redemption In-Kind

The Fund under certain conditions may redeem its shares in-kind by distributing portfolio securities rather than making cash payment. Gains and losses realized on redemption in-kind transactions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid in-capital. During the year ended December 31, 2008, the Fund realized $291,988 of net gains on $20,818,320 redemption in-kind transactions, which will not be recognized for tax purposes.

Subscription In-Kind

The Fund, under certain conditions, may accept portfolio securities rather than cash as payment for the purchase of fund shares. The cost basis of contributed securities is equal to the market value of securities on the date of contribution. There are no gains or losses recognized by the Fund and there are no tax consequences on subscription in-kind transactions. During the year ended December 31, 2008, the Fund accepted $37,907,084 of in-kind subscriptions and issued 4,611,567 shares.

Market Price Risk

The prices of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the Fund may involve large price swings and potential for loss.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Reclassifications:

Generally Accepted Accounting Principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In-Capital
(a)	$(450,000)	$(282,701)	$732,701
(b)	(12,512)	12,512	—

(a)

Reclassifications are primarily due to book/tax differences in the treatment of an in-kind distribution of securities and prior year distributions paid in connection with the redemption of Fund shares.

(b)	Reclassifications are primarily due to book/tax differences in the treatment of various items.

Annual Report to Shareholders

Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31 were as follows:

	12/31/2008	12/31/2007
Distributions paid from:
Ordinary Income	$820,189	$9,525,980
Net Long-term Capital Gains	1,425,732	47,202,071

Total Distributions Paid	$2,245,921	$56,728,051

Accumulated Earnings on a Tax Basis:

As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income—net	$306,499
Capital loss carryforward	(27,454,942	)*
Other book/tax temporary differences	(17,257,172	)A
Unrealized appreciation/(depreciation)	(45,606,077	)B

Total accumulated earnings/(losses)—net	$(90,011,692)

*	As of December 31, 2008, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2016	$(27,454,942)

This amount will be available to offset any future taxable capital gains.

A

Other book/tax temporary differences are attributable primarily to the deferral of post-October capital losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

B

The difference between book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of losses on wash sales and differences in the book/tax treatment of limited partnership investments.

Tax Cost of Investments:

As of December 31, 2008, the aggregate cost of investments for federal tax purposes was $209,367,693.

3. Transactions With Affiliates:

The Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with LMFA. The investment adviser is responsible, subject to the general supervision of the Board of Directors and LMFA, for the actual investment activity of the Fund. To the extent LMFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMFA will pay Batterymarch the entire management fee it receives from the Fund.

LMFA has contractually agreed, until April 30, 2010, to waive its fees and reimburse other expenses in any month to the extent the Fund’s expenses, as a percentage of average daily net assets (exclusive of taxes, interest, brokerage and extraordinary expenses), exceed during that month the annual rate of 0.95% for the Institutional Class and 1.20% for the Financial Intermediary Class. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit, if any, imposed by LMFA at that time. Pursuant to this agreement, at December 31, 2008, management and distribution and service fees waived or reimbursed in the amount of $11,540 remain subject to repayment by the Fund. LMFA waived distribution fees and reimbursed expenses in the amount of $690 for Batterymarch U.S. Small Cap.

Annual Report to Shareholders

Notes to Financial Statements—Continued

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of the Fund. The Rule 12b-1 plan for the Financial Intermediary Class of the Fund provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of the Class’s average daily net assets subject to the authority of the Board of Directors to set a lower amount. The Board of Directors of the Fund has currently approved payments under this plan of 0.25% of average daily net assets.

Service Fee
Financial Intermediary Class	0.25%

Batterymarch, LMFA and LMIS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the year ended December 31, 2008.

5. Fund Share Transactions:

At December 31, 2008, there were 500 million shares authorized at $0.001 par value for each of the Institutional and Financial Intermediary Classes shares of the Fund. Share transactions were as follows:

	Year Ended December 31, 2008		Period Ended December 31, 2007A		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount
Institutional Class
Shares sold	7,037,763	$57,164,812	1,452,775	$16,634,596	6,132,500	$70,753,253
Shares issued on reinvestment	245,563	2,241,992	5,480,049	56,590,524	4,813,611	53,965,797
Shares repurchased	(17,085,498)	(137,903,066)	(17,924,368)	(204,581,989)	(39,880,283)	(460,739,375)

Net Decrease	(9,802,172)	$(78,496,262)	(10,991,544)	$(131,356,869)	(28,934,172)	$(336,020,325)

Financial Intermediary Class
Shares sold	17,549	$122,672	1,911	$21,183	173,086	$2,026,410
Shares issued on reinvestment	438	3,929	8,120	81,609	69,318	767,867
Shares repurchased	(5,152)	(42,235)	(10,623)	(122,657)	(1,087,690)	(12,435,369)

Net Increase (Decrease)	12,835	$84,366	(592)	$(19,865)	(845,286)	$(9,641,092)

A	For the period April 1, 2007 to December 31, 2007.

6. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows.

Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Legg Mason Charles Street Trust, Inc. and to the Shareholders of Batterymarch U.S. Small Capitalization Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Batterymarch U.S. Small Capitalization Equity Portfolio (one of the portfolios comprising Legg Mason Charles Street Trust, Inc., the “Fund”) at December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 27, 2009

Annual Report to Shareholders

Important Tax Information (Unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2008:

Record Date:	6/18/2008
Payable Date:	6/20/2008
Ordinary Income:
Qualified Dividend Income for Individuals	44.87%

Dividends Qualifying for the Dividends Received Deduction for Corporations	44.94%

Long-Term Capital Gain Dividend	$0.050000

Please retain this information for your records.

Annual Report to Shareholders

Directors and Officers

The table below provides information about each of the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, Attn: Fund Secretary c/o Legal and Compliance Department, 32nd Floor, Baltimore, Maryland 21202.

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
INDEPENDENT DIRECTORS:B
Hearn, Ruby P. (1940) Director	Since 2004	14	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).
Lehman, Arnold L. (1944) Lead Independent Director	Since 2001	14	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).
Masters, Robin J.W. (1955) Director	Since 2002	14	Director of Cheyne Capital International Limited (investment advisory firm). Director/Trustee of all Legg Mason Asian Funds plc, Legg Mason Institutional Funds plc, Western Asset Fixed Income Funds plc, Western Asset Debt Securities Fund plc.	Retired. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).
McGovern, Jill E. (1944) Director	Since 2001	14	None	Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007. Formerly: Chief Executive Officer of The Marrow Foundation (non-profit) (1993-2007); Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).
Mehlman, Arthur S. (1942) Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).
O’Brien, G. Peter (1945) Director	Since 2001	Director/Trustee of all Legg Mason funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre-school). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Annual Report to Shareholders

Directors and Officers—Continued

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Rowan, S. Ford (1943) Director	Since 2002	14	None	Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Professional Lecturer in Organizational Sciences, The George Washington University, since 2008. Formerly: Consultant, Rowan & Blewitt Inc. (management consulting) (1984-2007).
Tarola, Robert M. (1950) Director	Since 2004	14	Director of TeleTech Holdings, Inc. (business process outsourcing)	President of Right Advisory, LLC. (Corporate finance and governance consulting) since 2008. Formerly: Senior Vice President and Chief Financial Officer of W.R. Grace & Co. (specialty chemicals) (1999-2008) and of MedStar Health, Inc. (hospitals and healthcare) (1996-1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984 -1996).
INTERESTED DIRECTORS:C
Fetting, Mark R. (1954) Chairman and Director	Director since 2002 and Chairman since 2008	Chairman and Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	None	President, CEO, Chairman and Director of Legg Mason, Inc. and Chairman of Legg Mason Funds since 2008. Formerly: President of all Legg Mason Funds (2001-2008). Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates (2000-2008). Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991- 2000); Partner, Greenwich Associates (financial consulting); Vice President, T. Rowe Price Group, Inc.
Odenath, David (1957) President and Director	Since 2008	14	None	Senior Executive Vice President of Legg Mason, Inc. and President of Legg Mason Funds since 2008. Formerly: President of Prudential Annuities (since August 2002); Executive Vice President (since May 2003) of American Skandia Investment Services, Inc; Chief Executive Officer and Director (since May 2003) of American Skandia Life Assurance Corporation, American Skandia Information Services and Technology Corporation and Skandia U.S. Inc.; President, Chief Executive Officer and Director (since May 2003) of American Skandia Marketing, Inc.; Formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (1999-2003) of PI; Senior Vice President (since June 1999) of Prudential; formerly Senior Vice President (August 1993-May 1999) of PaineWebber Group, Inc.

Annual Report to Shareholders

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
EXECUTIVE OFFICERS:D
Karpinski, Marie K. (1949) Vice President and Chief Financial Officer	Since 2001	14	None	Vice President and Chief Financial Officer of all Legg Mason Funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc.; Vice President and Principal Financial and Accounting Officer of Western Asset Funds, Inc., Western Asset Income Fund and Western Asset Premier Bond Fund; Treasurer and Principal Financial and Accounting Officer of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present), and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2
				(2004-present).
Merz, Gregory T. (1958) Vice President and Chief Legal Officer	Since 2003	14	None	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002).
Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since 2007	14	None	Director of Global Compliance at Legg Mason (2006 to present); Managing Director of Compliance at Legg Mason & Co. (2005 to present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of Legg Mason Partners Fund Advisor and certain affiliates; Managing Director of Compliance at Citigroup Asset Management (2002 to 2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.
Wachterman, Richard M. (1947) Secretary	Since 2004	14	None	Associate General Counsel of Legg Mason, Inc. since 2004. Formerly: Managing Director, Victory Capital Management, Inc. (investment management) (1993-2003).
Hughes, Wm. Shane (1968) Treasurer	Since 2006	11	None	Assistant Vice President and Manager, Funds Accounting of Legg Mason & Co., LLC since 2005. Formerly: Assistant Vice President of Legg Mason Wood Walker, Incorporated (2002-2005) and Manager, Funds Accounting, Legg Mason Wood Walker, Incorporated (1997-2005).

Annual Report to Shareholders

Directors and Officers—Continued

ADDITIONAL INFORMATION ABOUT THE CORPORATION’S DIRECTORS AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE COMMISSION WEBSITE (http://www.sec.gov).

A

Officers of the Corporation are elected to serve until their successors are elected and qualified. Directors of the Corporation serve a term of indefinite length until their retirement, resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

B

Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

C

Mr. Fetting and Mr. Odenath are considered to be interested persons, as defined in the 1940 Act, of the Corporation on the basis of their current employment with the Fund’s adviser or its affiliated entities (including the Fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

D	Officers of the Corporation are interested persons (as defined in the 1940 Act).

Annual Report to Shareholders

Board Consideration of Batterymarch U.S. Small Capitalization Equity Portfolio’s

Investment Advisory Agreement and Investment Management Agreement

At its November 2008 meeting, the Board of Directors (the “Board”), including all of the Independent Directors, approved the continuation of the Investment Management Agreement between Legg Mason Fund Adviser, Inc. (the “Manager”) and Legg Mason Charles Street Trust, Inc., on behalf of Batterymarch U.S. Small Capitalization Equity Portfolio (“U.S. Small Capitalization Equity Portfolio”), and the Investment Advisory Agreement between the Manager and Batterymarch Financial Management, Inc. (the “Adviser”) (each an “Agreement”). In voting to approve the continuation of each Agreement, the Board considered whether continuance would be in the best interest of U.S. Small Capitalization Equity Portfolio and its shareholders, an evaluation largely based on the nature and quality of the services provided under each Agreement and the overall fairness of each Agreement to U.S. Small Capitalization Equity Portfolio. In considering each Agreement, the Board did not identify any single factor or item of information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that the continuation of each Agreement is in the best interest of U.S. Small Capitalization Equity Portfolio and its shareholders.

Prior to the Board action, the Independent Directors met as a committee, together with experienced 1940 Act counsel, to consider their recommendation as to continuance of each Agreement. As part of the process to consider each Agreement, legal counsel to U.S. Small Capitalization Equity Portfolio requested certain information from the Manager and the Adviser on behalf of the Independent Directors, and in response, the Manager and the Adviser provided extensive reports that addressed specific factors designed to inform the Board’s consideration of each Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of each Agreement.

In addition to the November meeting, the Independent Directors met in executive session in October 2008, at which time they reviewed and analyzed materials relating to each Agreement. The Independent Directors also retained independent consultants to assist them in their review and analysis of each Agreement. The Board meets at least another three times per year in order to oversee the Legg Mason Funds, including meetings at which the portfolio managers of U.S. Small Capitalization Equity Portfolio or others make presentations and discuss performance, compliance and other applicable issues. The Board also drew upon its long association with the Manager, the Adviser and their personnel and the Board members’ familiarity with their culture and the manner in which the management entities have sought to strengthen and enhance themselves.

With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Manager’s and the Adviser’s personnel and their efforts to build and support a strong service team. The Board also considered the nature and quality of the Adviser’s investment process. In assessing performance, the Board compared U.S. Small Capitalization Equity Portfolio’s returns to the average of an appropriate Lipper category, a specified benchmark index and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board considered very carefully U.S. Small Capitalization Equity Portfolio’s performance and discussed with the Manager and the Adviser steps that the Manager and the Adviser had taken, or intended to take, to improve performance. The Board considered whether a reduction in assets under management would adversely affect the resources available to the Manager and the Adviser. The Board also considered the level of service provided by the Manager to U.S. Small Capitalization Equity Portfolio, including oversight of the transfer agent and the custodian and preparation of regulatory filings. The Board considered the Adviser’s procedures for executing portfolio transactions for U.S. Small Capitalization Equity Portfolio. The Board also reviewed the Adviser’s policies and procedures for the selection of brokers and dealers and on obtaining research from brokers.

In determining whether the terms of each Agreement are reasonable and fair, the Board considered the terms and fee structure of each Agreement. In that connection, the Board considered the costs to the Manager and the Adviser in providing services to U.S. Small Capitalization Equity Portfolio and profitability for the Manager and its affiliates from their overall association with U.S. Small Capitalization Equity Portfolio. The Board reviewed information about the advisory fee schedule and overall expense ratio of U.S. Small Capitalization Equity Portfolio and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Manager and the Adviser in providing services to U.S. Small Capitalization Equity Portfolio were shared with U.S. Small Capitalization Equity Portfolio, the Board noted that, while U.S. Small Capitalization Equity Portfolio’s advisory fee structure does not provide for a reduction of payments, the current fees appear fair and reasonable in relation to the present asset size of U.S. Small Capitalization Equity Portfolio and the Manager has contractually agreed to waive fees. The Board also compared U.S. Small Capitalization Equity Portfolio’s advisory fee schedule to the advisory fees charged by the Manager and the Adviser to their other accounts managed in a similar style. In that connection, the Board

Annual Report to Shareholders

Board Consideration of Batterymarch U.S. Small Capitalization Equity Portfolio’s

Investment Advisory Agreement and Investment Management Agreement —Continued

considered the differences in the level of services provided and the differences in responsibility of the Manager and the Adviser to U.S. Small Capitalization Equity Portfolio and to the other accounts. Finally, the Board considered other benefits accruing to the Manager, the Adviser and their affiliates by virtue of their relationship to U.S. Small Capitalization Equity Portfolio.

After an evaluation of all material factors, including those in the foregoing discussion, the Board concluded that the continuation of each Agreement is in the best interest of U.S. Small Capitalization Equity Portfolio.

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Manager

Legg Mason Fund Adviser, Inc.

Investment Adviser

Batterymarch Financial Management, Inc.

Boston, MA

Transfer Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K & L Gates LLP

Washington, DC

Independent Registered

Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Information about the policies and procedures that Batterymarch U.S. Small Capitalization Equity Portfolio uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov).

Information regarding how Batterymarch U.S. Small Capitalization Equity Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or on the Fund’s website at www.lminstitutionalfunds.com.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this fund, visit www.lminstitutionalfunds.com or any other Legg Mason fund, visit www.leggmason.com/individualinvestors. Please read the prospectus carefully before investing.

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

100 Light Street

P.O. Box 17635

Baltimore, MD 21297-1635

888-425-6432

LMF-854/A (02/09) TN09-4444	BATX010568

Global Opportunities

Bond Fund

Annual Report to Shareholders

December 31, 2008

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Global Opportunities Bond Fund

Total returns for the Fund for various periods ended December 31, 2008 are presented below, along with those of comparative indices:

				Average Annual Total Returns
	Three Months	Six Months	One Year	Since InceptionA
Global Opportunities Bond Fund:
Institutional Select ClassB	-5.44%	-10.44%	-8.93%	+0.14%
Citigroup World Government Bond IndexC	+8.81%	+5.59%	+10.89%	+10.47%
Lipper Global Income Funds Category AverageD	-1.02%	-5.94%	-5.00%	+1.27%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Institutional Select Class, please call 1-877-515-3863. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized

We, like many other market participants, did not anticipate the near-collapse of the Western world’s financial system. Following the Lehman Brothers bankruptcy, liquidation and panic were indiscriminate and widespread. Economic activity has vanished since August and the U.S. has declined into a recession different from any other since World War II. The world is following behind in a rare and synchronized global contraction, while exports and trade out of Asia appear to have collapsed.

In the markets, the drama came to a head in the fourth quarter, triggered by the decision to allow Lehman to go bankrupt. A massive flight to safety ensued, and all risk assets were shed in favor of Treasuries and the yen. Many of the Fund’s holdings were impacted during this time, in particular, the commodity currencies, emerging market currencies and mortgage positions.

For the 12 months ended December 31, 2008, Institutional Select Class shares of Global Opportunities Bond Fund returned -8.93%. The Fund’s unmanaged benchmark, the Citigroup World Government Bond Index, returned 10.89% for the same period. The Lipper Global Income Funds Category Average returned -5.00% over the same time frame.

The Fund’s mortgage-backed exposure was the biggest detractor from relative performance for the period. We purchased select corporate and mortgage securities throughout the year as spreads went to unusual extremes. In hindsight, it is clear that we were early in tactically building up these allocations as spreads further widened to historic levels in the aftermath of Lehman. Corporate prices have since rallied, but the mortgage securities have yet to follow. With credit and risk spreads at their current levels, we feel the markets have gone too far in pricing such a negative outcome for the global economy. We feel that U.S. credit and mortgage securities are some of the most attractive fixed-income securities, and spreads will gradually recover as the reflationary stimulus enacted by central banks around the world begins to impact economic growth. The second significant detractor to relative performance was the decision to not own the yen. As economic growth around the world rapidly deteriorated, investors became more risk averse and fled to the Japanese yen; a challenging condition for value-driven investors with an intermediate- to long-term time horizon. In our view, the yen has very limited upside going forward. The third area of underperformance came from several smaller currency positions that recorded enormous and sudden declines in the aftermath of Lehman.

The underperformance of 2008 masks a number of things that were correctly positioned within the Fund. For example, the Fund was underweight the euro leading into 2008 which initially hurt performance. However, the euro reached a peak in March and subsequently fell 23% into October.

1

Annual Report to Shareholders

Management’s Discussion of Fund Performance—Continued

Going forward into 2009, we feel the Fund is well positioned to capitalize on market stabilization, should it occur, as we expect it will. We believe that at current prices and spread levels, we are being compensated for having exposure to both bond and currency positions that we expect will outperform in an environment where volatility and risk aversion subside. In that kind of environment, assets and currencies that offer yield outperform, as sentiment moves away from the psyche of “return of capital” toward the “return on capital.” This means that anything other than U.S. Treasuries, Japanese yen and the Swiss franc should outperform in such an environment. We have little to no exposure to Treasuries, the yen and the Swiss franc in our portfolio.

David F. Hoffman, CFA

Stephen S. Smith

January 20, 2009

A

The inception date of the Institutional Select Class is November 1, 2006. Index returns are for periods beginning October 31, 2006. Although it is not possible to invest in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

B	Prior to November 1, 2008, Institutional Select Class shares were known as Institutional Class shares.
C	The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries.
D

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Global Income Funds Category Average is comprised of the Fund’s peer group of mutual funds.

2

Annual Report to Shareholders

Expense Example

Global Opportunities Bond Fund

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on July 1, 2008, and held through December 31, 2008. The ending values assume dividends were reinvested at the time they were paid.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses for the Institutional Select Class of the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Institutional Select Class of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the effect of the redemption fee, which is a transaction cost.A Therefore, the hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds if they have different transaction fees. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses PaidB During the Period 7/1/08 to 12/31/08
Institutional Select ClassC:
Actual	$1,000.00	$895.60	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.30

A

A redemption fee of 2% is imposed on all redemptions, including exchanges, of Fund shares, redeemed or exchanged within 60 days of purchase. The fee will be paid directly to the Fund to help offset the costs imposed on it by short-term trading.

B

These calculations are based on expenses incurred in the most recent fiscal half year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of .65% for the Institutional Select Class, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period (184 days), and divided by 366.

C	The Institutional Class changed its name to Institutional Select Class effective November 1, 2008.

3

Annual Report to Shareholders

Performance Information

The graph which follows compares the Fund’s total returns to the Citigroup World Government Bond Index. The graph illustrates the cumulative total return of an initial $1 million investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the securities market index does not include any transaction costs associated with buying and selling portfolio securities in the index or other administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid.

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-877-515-3863. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	The Institutional Class changed its name to Institutional Select Class effective November 1, 2008.
B	Index returns are periods beginning October 31, 2006.

4

Annual Report to Shareholders

Portfolio Composition (as of December 31, 2008)C

Standard & Poor’s Debt RatingsD

(as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
D

Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risk. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

5

Annual Report to Shareholders

Portfolio of Investments

December 31, 2008

Global Opportunities Bond Fund

	RATE	MATURITY DATE	PAR†		VALUE

Long-Term Securities—87.8%
U.S. Government and Agency Obligations—3.3%

Fixed Rate Securities—3.3%
Fannie Mae	6.000%	4/18/36	$6,855,000		$7,715,042	A

Total U.S. Government and Agency Obligations (Cost—$7,012,439)					7,715,042
Foreign Government Obligations—43.6%
Bank Negara Malaysia Monetary Notes	3.833%	9/28/11	2,490,000	MYR	734,772
Canadian Government Bond	6.000%	6/1/11	6,940,000	CAD	6,257,300
Federative Republic of Brazil	12.500%	1/5/16	16,665,000	BRL	7,503,538
Government of Indonesia	11.000%	11/15/20	19,830,000,000	IDR	1,548,144
Government of Indonesia	9.500%	7/15/23	14,620,000,000	IDR	987,712
Government of Indonesia	10.000%	9/15/24	32,600,000,000	IDR	2,277,364
Government of Malaysia	3.756%	4/28/11	25,130,000	MYR	7,385,983
Government of Malaysia	3.718%	6/15/12	14,438,000	MYR	4,265,845
Government of New Zealand	6.000%	4/15/15	6,740,000	NZD	4,254,551
Government of Poland	5.250%	10/25/17	31,765,000	PLN	10,587,855
Government of Sweden	4.000%	12/1/09	39,940,000	SEK	5,174,303
Mexican Bonos	7.750%	12/14/17	62,040,000	MXN	4,416,741
Mexican Bonos	7.500%	6/3/27	74,600,000	MXN	4,981,234
New South Wales Treasury Corp.	6.000%	5/1/12	5,630,000	AUD	4,092,811
New South Wales Treasury Corp.	5.500%	3/1/17	17,085,000	AUD	12,425,886
Province of Ontario	6.250%	6/16/15	730,000	NZD	442,419
Queensland Treasury Corp.	6.000%	10/14/15	7,530,000	AUD	5,615,325
Republic of South Africa	13.000%	8/31/10	47,181,000	ZAR	5,546,893
United Kingdom Treasury Bond	4.750%	9/7/15	3,195,000	GBP	5,089,447
United Kingdom Treasury Bond	4.000%	9/7/16	4,510,000	GBP	6,957,021

Total Foreign Government Obligations (Cost—$120,547,671)					100,545,144
Yankee BondsB—3.0%

Electric Utilities—0.8%
E. ON International Finance BV	6.650%	4/30/38	1,845,000		1,713,715	C

Electronic Equipment, Instruments & Components—1.2%
Tyco Electronics Group SA	6.550%	10/1/17	1,710,000		1,437,087
Tyco Electronics Group SA	7.125%	10/1/37	1,750,000		1,323,991

					2,761,078

6

Annual Report to Shareholders

	RATE	MATURITY DATE	PAR†		VALUE

Long-Term Securities—Continued
Yankee BondsB—Continued
Oil, Gas and Consumable Fuels—1.0%
Shell International Finance BV	6.375%	12/15/38	$2,095,000		$2,356,852

Total Yankee Bonds (Cost—$7,473,718)					6,831,645
Corporate Bonds and Notes—18.5%

Biotechnology—0.7%
Biogen Idec Inc.	6.875%	3/1/18	1,770,000		1,729,382

Capital Markets—0.6%
The Goldman Sachs Group Inc.	6.750%	10/1/37	1,811,000		1,470,293

Commercial Banks—0.9%
Fifth Third Bancorp	8.250%	3/1/38	2,490,000		2,057,198

Computers and Peripherals—0.4%
Dell Inc.	5.650%	4/15/18	1,060,000		948,759

Diversified Financial Services—1.5%
General Electric Capital Corp.	7.625%	12/10/14	3,200,000	NZD	1,611,364
Svensk Exportkredit AB	7.625%	7/10/14	3,290,000	NZD	1,960,908

					3,572,272

Food and Staples Retailing—1.6%
Wal-Mart Stores Inc.	6.500%	8/15/37	1,715,000		2,036,244
Wal-Mart Stores Inc.	6.200%	4/15/38	1,347,000		1,541,581

					3,577,825

Food Products—1.2%
Kraft Foods Inc.	7.000%	8/11/37	2,655,000		2,694,368

Health Care Equipment and Supplies—2.0%
AstraZeneca PLC	6.450%	9/15/37	3,155,000		3,586,225
Covidien International Finance SA	6.550%	10/15/37	971,000		985,168

					4,571,393

Health Care Providers and Services—1.3%
UnitedHealth Group Inc.	6.625%	11/15/37	3,023,000		2,548,205
UnitedHealth Group Inc.	6.875%	2/15/38	525,000		459,695

					3,007,900

Insurance—0.6%
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	1,395,000		1,433,995

7

Annual Report to Shareholders

Portfolio of Investments—Continued

Global Opportunities Bond Fund—Continued

	RATE	MATURITY DATE	PAR†	VALUE

Long-Term Securities—Continued
Corporate Bonds and Notes—Continued
Media—3.5%
Comcast Corp.	6.450%	3/15/37	$335,000	$333,364
Comcast Corp.	6.950%	8/15/37	1,750,000	1,842,841
Comcast Corp.	6.400%	5/15/38	1,015,000	1,012,628
Time Warner Cable Inc.	7.300%	7/1/38	3,580,000	3,719,147
Viacom Inc.	6.875%	4/30/36	1,385,000	1,094,534

				8,002,514

Multiline Retail—0.3%
Target Corp.	6.500%	10/15/37	775,000	665,470

Pharmaceuticals—2.1%
Abbott Laboratories	6.150%	11/30/37	758,000	894,368
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,675,000	1,839,416
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,910,000	2,157,985

				4,891,769

Software—1.0%
Oracle Corp.	6.500%	4/15/38	2,013,000	2,216,231

Water Utilities—0.8%
American Water Capital Corp.	6.593%	10/15/37	2,532,000	1,932,969

Total Corporate Bonds and Notes (Cost—$44,542,839)				42,772,338
Mortgage-Backed Securities—19.4%
Fixed Rate Securities—17.5%
Citigroup Mortgage Alternative Loan Trust 2007-A4 1A5	5.750%	4/25/37	1,589,087	909,151
Countrywide Alternative Loan Trust 2005-26CB A6	5.500%	7/25/35	1,795,000	1,052,266
Countrywide Alternative Loan Trust 2005-J10 1A16	5.500%	10/25/35	1,310,000	759,797
Countrywide Alternative Loan Trust 2005-46CB A20	5.500%	10/25/35	1,065,682	488,336
Countrywide Alternative Loan Trust 2006-43CB 1A6	6.000%	2/25/37	2,009,691	1,144,944
Countrywide Alternative Loan Trust 2007-22 2A16	6.500%	9/25/37	2,773,182	1,437,723
Countrywide Home Loans 2007-3 A12	6.000%	4/25/37	1,680,000	893,233
Countrywide Home Loans 2005-7 A2	5.750%	5/25/37	1,635,000	587,229
Credit Suisse Mortgage Capital Certificates 2007-2 3A4	5.500%	3/25/37	2,415,000	1,262,589
Credit Suisse Mortgage Capital Certificates 2008-2R 1A1	6.000%	7/25/37	2,349,348	1,290,673	C
Fannie Mae	5.000%	9/1/38	6,657,478	6,804,434	A
Freddie Mac	5.000%	9/1/38	8,206,351	8,395,191	A

8

Annual Report to Shareholders

	RATE	MATURITY DATE	PAR†	VALUE

Long-Term Securities—Continued
Mortgage-Backed Securities—Continued
JPMorgan Alternative Loan Trust 2008-R2 A1	6.000%	11/25/36	$2,912,661	$1,891,409	C
JPMorgan Alternative Loan Trust 2008-R4 1A1	6.000%	12/27/36	5,763,777	3,790,893	C
MASTR Resecuritization Trust 2008-1 A1	6.000%	9/27/37	1,774,605	1,545,346	C
Prime Mortgage Trust 2006-2 1A14	6.250%	11/25/36	1,402,382	832,454
RBSGC Mortgage Pass Through Certificates 2008-A A1	5.500%	11/25/35	2,492,447	1,308,534	C
WaMu Mortgage Pass Through Certificates 2005-6 2A1	5.500%	8/25/35	1,007,000	661,224
Wells Fargo Mortgage Backed Securities Trust 2007-11 A36	6.000%	8/25/37	4,220,000	2,249,184
Wells Fargo Mortgage Backed Securities Trust 2007-11 A88	6.000%	8/25/37	2,976,105	1,873,086
Wells Fargo Mortgage Backed Securities Trust 2007-11 A90	6.000%	8/25/37	1,746,822	1,134,343

				40,312,039

Variable Rate SecuritiesD—1.9%
Deutsche Mortgage Securities Inc. 2008-RS1 3A1	5.650%	8/28/36	1,906,412	1,135,691	C
Deutsche Mortgage Securities Inc. 2007-RS8 3A1	5.650%	9/28/36	1,930,781	1,152,022	C
MASTR Resecuritization Trust 2008-4 A1	6.000%	6/27/36	2,157,913	1,611,675	C
Thornburg Mortgage Securities Trust 2005-3 B1	5.176%	10/25/35	1,416,667	455,787
Thornburg Mortgage Securities Trust 2005-4 B1	5.329%	12/25/35	545,562	150,686

				4,505,861

Total Mortgage-Backed Securities (Cost—$59,457,091)				44,817,900
Total Long-Term Securities (Cost—$239,033,758)				202,682,069

9

Annual Report to Shareholders

Portfolio of Investments—Continued

Global Opportunities Bond Fund—Continued

	PAR†	VALUE

Short-Term Securities—11.0%
Repurchase Agreements—11.0%
Banc of America 0.01%, dated 12/31/08, to be repurchased at $12,695,609 on 1/2/09 (Collateral: $12,215,000 Freddie Mac notes, 6.625%, due 9/15/09, value $12,947,985)	$12,695,602	$12,695,602
Goldman Sachs & Co. 0.01%, dated 12/31/08, to be repurchased at $12,695,610 on 1/2/09 (Collateral: $12,035,000 Fannie Mae notes, 5.78%, due 6/7/22, value $13,287,282)	12,695,603	12,695,603

Total Short-Term Securities (Cost—$25,391,205)		25,391,205
Total Investments—98.8% (Cost—$264,424,963)E		228,073,274
Other Assets Less Liabilities—1.2%		2,789,738

Net Assets—100.0%		$230,863,012

A	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
B	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
C

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold under that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 6.69% of net assets.

D	The coupon rates shown on variable rate securities are the rates at December 31, 2008. These rates vary with the weighted average coupon of the underlying loans.
E	At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,875,209
Gross unrealized depreciation	(40,230,235)

Net unrealized depreciation	$(36,355,026)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
ZAR	— South African Rand

See notes to financial statements.

10

Annual Report to Shareholders

Statement of Assets and Liabilities

December 31, 2008

Global Opportunities Bond Fund

Assets:
Investment securities at value (Cost—$239,033,758)		$202,682,069
Short-term securities at value (Cost—$25,391,205)		25,391,205
Cash		1
Foreign currency at value (Cost—$81,725)		73,811
Unrealized appreciation of forward foreign currency contracts		3,465,324
Interest receivable		3,220,745
Receivable for fund shares sold		317

Total assets		234,833,472

Liabilities:
Unrealized depreciation of forward foreign currency contracts	$2,788,261
Income distribution payable	827,498
Payable for fund shares repurchased	206,479
Accrued management fee	62,859
Accrued expenses	85,363

Total liabilities		3,970,460

Net Assets		$230,863,012

Net assets consist of:
Accumulated paid-in-capital		$268,188,639
Overdistributed net investment income		(1,368,969)
Accumulated net realized loss on investments and foreign currency transactions		(65,052)
Net unrealized depreciation of investments and foreign currency translations		(35,891,606)

Net Assets		$230,863,012

Net Asset Value Per Share:
Institutional Select ClassA (25,990,536 shares outstanding)		$8.88

A	The Institutional Class changed its name to Institutional Select Class effective November 1, 2008.

See notes to financial statements.

11

Annual Report to Shareholders

Statement of Operations

For the Year Ended December 31, 2008

Global Opportunities Bond Fund

Investment Income:
Interest	$15,169,610
Less: Foreign taxes withheld	(78,827)

Total income		$15,090,783

Expenses:
Management fees	1,268,782
Audit and legal fees	88,608
Custodian fees	167,577
Directors’ fees and expenses	39,619
Registration fees	45,006
Reports to shareholders:
Institutional Select ClassA	27,655
Transfer agent and shareholder servicing expense:
Institutional Select ClassA	20,620
Other expenses	34,714

	1,692,581
Less: Fees waived	(40,620)
Compensating balance credits	(2,544)

Net expenses		1,649,417

Net Investment Income		13,441,366

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(815,342)
Foreign currency transactions	3,421,645

		2,606,303
Change in unrealized appreciation/(depreciation) of:
Investment and foreign currency transactions	(43,192,612)
Assets and liabilities denominated in foreign currency	(258,802)

		(43,451,414)

Net Realized and Unrealized Loss on Investments		(40,845,111)

Change in Net Assets Resulting From Operations		$(27,403,745)

A	The Institutional Class changed its name to Institutional Select Class effective November 1, 2008.

See notes to financial statements.

12

Annual Report to Shareholders

Statement of Changes in Net Assets

Global Opportunities Bond Fund

	FOR THE YEAR ENDED DECEMBER 31, 2008	FOR THE PERIOD ENDED DECEMBER 31, 2007A	FOR THE PERIOD ENDED MARCH 31, 2007B
Change in Net Assets:
Net investment income	$13,441,366	$5,027,436	$1,012,902
Net realized gain/(loss)	2,606,303	(590,824)	(334,496)
Change in unrealized appreciation/(depreciation)	(43,451,414)	7,800,630	(240,822)

Change in net assets resulting from operations	(27,403,745)	12,237,242	437,584
Distributions to shareholders from:
Net investment income	(16,474,777)	(4,547,886)	(1,012,901)
Tax return of capital	—	(340,184)	—
Net realized gain on investments	(426,540)	(245,028)	—
Change in net assets from fund share transactions:
Institutional Select ClassC	58,194,349	117,314,594	93,130,304

Change in net assets	13,889,287	124,418,738	92,554,987

Net Assets:
Beginning of year	216,973,725	92,554,987	—

End of year	$230,863,012	$216,973,725	$92,554,987

Overdistributed net investment income	$(1,368,969)	$(556,454)	$(247,182)

A	For the period April 1, 2007 to December 31, 2007. Effective December 31, 2007, the fund changed its fiscal year-end from March 31 to December 31.
B	For the period November 1, 2006 (commencement of operations) to March 31, 2007.
C	The Institutional Class changed its name to Institutional Select Class effective November 1, 2008.

See notes to financial statements.

13

Annual Report to Shareholders

Financial Highlights

Global Opportunities Bond Fund

For a share of each class of capital stock outstanding:

Institutional Select ClassA:

	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007B		PERIOD ENDED MARCH 31, 2007C
Net asset value, beginning of year	$10.44		$9.93		$10.00

Investment operations:
Net investment income	.53	D	.37	D	.18	D
Net realized and unrealized gain/(loss)	(1.42)		.51		(.08)

Total from investment operations	(.89)		.88		.10

Distributions from:
Net investment income	(.65)		(.33)		(.17)
Tax return of capital	—		(.02)		—
Net realized gain on investments	(.02)		(.02)		—

Total distributions	(.67)		(.37)		(.17)

Net asset value, end of year	$8.88		$10.44		$9.93

Total return	(8.93)%		9.05	%E	1.01	%E

Ratios to Average Net Assets:F
Total expenses (including interest expense)	.67%		.73	%G	1.58	%G
Expenses (including interest expense) net of waivers, if any	.65%		.66	%G	.65	%G
Expenses (including interest expense) net of all reductions	.65%		.66	%G	.65	%G
Expenses (excluding interest expense) net of all reductions	.65%		.65	%G	.65	%G
Net investment income	5.30%		4.82	%G	4.34	%G

Supplemental Data:
Portfolio turnover rate	56.5%		49.5	%E	25.7	%E

Net assets, end of year (in thousands)	$230,863		$216,974		$92,555

A	The Institutional Class changed its name to Institutional Select Class effective November 1, 2008.
B	For the period April 1, 2007 to December 31, 2007. Effective December 31, 2007, the Fund changed its fiscal year from March 31 to December 31.
C	For the period November 1, 2006 (commencement of operations) to March 31, 2007.
D	Computed using average daily shares outstanding.
E	Not annualized.
F

Total expenses (including interest expense) reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses (including interest expense) net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses (including interest expense) net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. Expenses (excluding interest expense) net of all reductions reflects expenses less interest expense, any compensating balance credits, and/or contractual expense waivers.

G	Annualized.

See notes to financial statements.

14

Annual Report to Shareholders

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

The Legg Mason Charles Street Trust, Inc., (“Corporation”) of which Global Opportunities Bond Fund (“Fund”) is a separate series, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end non-diversified management investment company.

The Fund consists of three classes of shares: Institutional, Institutional Select and Financial Intermediary Classes. The Institutional and Financial Intermediary Classes have not commenced operations. The income and expenses of the Fund are allocated proportionately to each class based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

If a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

Annual Report to Shareholders

Notes to Financial Statements—Continued

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$228,073,274	$—	$228,073,274	$—
Other Financial Instruments*	677,063	—	677,063	—

Total	$228,750,337	$—	$228,750,337	$—

*	Other financial instruments include forward foreign currency contracts.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the year ended December 31, 2008, security transactions (excluding short-term investments) were:

Purchases		Proceeds From Sales
U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other
$21,937,411	$164,236,681	$14,946,523	$116,949,233

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian acting on the Fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market daily in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization on the collateral by the Fund may be delayed or limited.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked to market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

16

Annual Report to Shareholders

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and are declared and paid monthly. Distributions from net realized capital gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amounts of the respective underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Single Sourced Securities

Certain securities held by the Portfolio at December 31, 2008 are valued based on a price provided by a single source or dealer. The prices provided may differ from the value that would be realized if the securities were sold. As of December 31, 2008, 5.0% of the securities held by the Portfolio were either fair valued securities or were valued based on a price provided by a single independent pricing service or dealer (“single source securities”).

2. Federal Income Taxes:

It is the Fund’s policy to continue to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

17

Annual Report to Shareholders

Notes to Financial Statements—Continued

Reclassifications:

Generally Accepted Accounting Principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	Overdistributed Net Investment Income	Accumulated Net Realized Loss
(A)	$2,220,896	$(2,220,896)

(A)	Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes.

Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2008 and December 31, 2007, were as follows:

Distributions paid from:	12/31/2008	12/31/2007
Ordinary Income	$16,630,944	$4,763,887
Net Long-term Capital Gains	270,373	29,027

Total Taxable Distributions	$16,901,317	$4,792,914
Tax Return of Capital	—	340,184

Total Distributions Paid	$16,901,317	$5,133,098

Accumulated Earnings on a Tax Basis:

As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income—net	$384,157
Other book/tax temporary differences	(1,814,841	)A
Unrealized appreciation/(depreciation)	(35,894,943	)B

Total accumulated earnings/(losses)—net	$(37,325,627)

A

Other book/tax temporary differences are attributable primarily to the deferral of post-October capital losses for tax purposes, the realization for tax purposes of unrealized gains on certain foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

B	The difference between book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Tax Cost of Investments:

As of December 31, 2008, the aggregate cost of investments for federal tax purposes was $264,428,300.

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve

18

Annual Report to Shareholders

market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At December 31, 2008, open forward currency exchange contracts (expressed in the contractual currency) were:

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		ReceiveA		DeliverA
Barclays Bank PLC	1/9/2009	AUD	$3,139,000	USD	$2,185,560	$665
Barclays Bank PLC	1/22/2009	GBP	300,000	USD	523,500	(92,450)
Morgan Stanley London FX	1/22/2009	GBP	7,095,000	USD	11,309,430	(1,115,096)
Morgan Stanley London FX	1/22/2009	USD	13,134,999	GBP	7,395,000	2,509,615
Barclays Bank PLC	1/26/2009	TRY	5,460,000	USD	4,215,240	(714,698)
Barclays Bank PLC	1/26/2009	USD	3,192,094	TRY	5,460,000	(308,447)
HSBC Bank USA	2/3/2009	CAD	8,061,000	USD	6,465,662	61,014
Citibank NA	2/20/2009	NOK	14,829,000	USD	2,140,494	(29,641)
Barclays Bank PLC	3/6/2009	EUR	8,038,000	USD	10,668,998	477,932
Citibank NA	3/6/2009	EUR	17,170,000	USD	23,419,880	391,116
HSBC Bank USA	3/12/2009	GBP	5,722,000	USD	8,742,115	(527,929)
Citibank NA	3/17/2009	NZD	3,795,000	USD	2,173,150	24,982

						$677,063

A	Definitions of currency abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British pound

NOK—Norwegian krone

NZD—New Zealand Dollar

TRY—Turkish lira

USD—United States dollar

Options and Futures

As part of its investment program the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

19

Annual Report to Shareholders

Notes to Financial Statements—Continued

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The most commonly realized risk in writing a covered call option is that the Fund may forgo the opportunity to profit if the market price of the underlying security increases and the option is exercised. The most commonly realized risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund realizes a gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund may enter into futures contracts for various reasons. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of the futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

The Fund had no open futures positions as of December 31, 2008.

4. Transactions With Affiliates:

The Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Brandywine Global Investment Management, LLC (“Brandywine Global”) is the investment adviser to the Fund. LMFA provides the Fund with management services for which the Fund pays a fee, computed daily and payable monthly, at an annual management fee rate of 0.50% of its daily net assets (net of any fee waivers).

Under the terms of the management agreement, LMFA and Brandywine Global have contractually agreed to waive its fees and reimburse other expenses so that the Institutional Select Class and Financial Intermediary Class’ operating expenses do not exceed the annual rate of 0.65% and 0.90% of the Fund’s average daily net assets attributable to Institutional Select Class and Financial Intermediary Class shares, respectively, until April 30, 2009. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA and Brandywine Global, to the extent that from time to time during the three years the repayment will not cause the Fund’s expenses to exceed the limit set forth by LMFA and Brandywine Global. Pursuant to this agreement, at December 31, 2008, management and other fees waived or reimbursed in the amount of $335,700 remain subject to possible repayment by the Fund.

20

Annual Report to Shareholders

Brandywine Global serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine Global a fee computed daily and payable monthly, at an annual rate equal to 90% of the fee LMFA receives from the Fund. Fees paid to Brandywine Global are net of any waivers.

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of the Fund. The Rule 12b-1 plan for the Financial Intermediary Class of the Fund provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of the Class’s average daily net assets subject to the Board of Directors to set a lower amount. The Board of Directors of the Fund has currently approved payments under this plan at an annual rate of 0.25% of average daily net assets.

LMFA, Brandywine Global and LMIS are wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

5. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the year ended December 31, 2008.

6. Fund Share Transactions:

At December 31, 2008, there were 500 million shares authorized at $0.001 par value for each of the Institutional, Institutional Select and Financial Intermediary Classes of the Fund. No Institutional or Financial Intermediary Class shares were sold during the period. Institutional Select Class share transactions were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007A		Year Ended March 31, 2007B
	Shares	Amount	Shares	Amount	Shares	Amount
Institutional Select ClassC
Shares sold	10,783,183	$111,135,068	12,095,366	$123,457,903	9,411,374	$94,061,108
Shares issued on reinvestment	1,331,392	12,776,818	337,239	3,454,542	53,604	530,886
Shares repurchased	(6,914,717)	(65,717,537)	(959,572)	(9,597,851)	(147,333)	(1,461,690)

Net Increase	5,199,858	$58,194,349	11,473,033	$117,314,594	9,317,645	$93,130,304

A	For the period April 1, 2007 to December 31, 2007.
B	For the period November 1, 2006 (commencement of operations) to March 31, 2007.
C	The Institutional Class changed its name to Institutional Select Class effective November 1, 2008.

7. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

21

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Legg Mason Charles Street Trust, Inc. and

to the Shareholders of Brandywine Global Opportunities Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Brandywine Global Opportunities Bond Fund (one of the portfolios comprising Legg Mason Charles Street Trust, Inc., the “Fund”) at December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 27, 2009

22

Annual Report to Shareholders

Important Tax Information (Unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2008:

Record Date:	Daily	12/11/2008
Payable Date:	Monthly	12/12/2008
Interest from Federal Obligations	1.22%	—

Long-Term Capital Gain Dividend	—	$0.010700

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

23

Annual Report to Shareholders

Directors and Officers

The table below provides information about the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, Attn: Fund Secretary c/o Legal and Compliance Department, 32nd Floor, Baltimore, Maryland 21202.

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Independent DirectorsB
Hearn, Ruby P. (1940) Director	Since 2004	14	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).
Lehman, Arnold L. (1944) Lead Independent Director	Since 2001	14	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).
Masters, Robin J.W. (1955) Director	Since 2002	14	Director of Cheyne Capital International Limited (investment advisory firm). Director/Trustee of Legg Mason Asian Funds plc, Legg Mason Institutional Funds plc, Western Asset Fixed Income Funds plc, and Western Asset Debt Securities plc.	Retired. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).
McGovern, Jill E. (1944) Director	Since 2001	14	None	Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007. Formerly: Chief Executive Officer of The Marrow Foundation (non-profit) (1993-2007); Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).
Mehlman, Arthur S. (1942) Director	Since 2002	Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 27 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).
O’Brien, G. Peter (1945) Director	Since 2001	Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 27 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre-school). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

24

Annual Report to Shareholders

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Rowan, S. Ford (1943) Director	Since 2002	14	None	Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Professional Lecturer in Organizational Sciences, The George Washington University, since 2008. Formerly: Consultant, Rowan & Blewitt Inc. (management consulting) (1984-2007).
Tarola, Robert M. (1950) Director	Since 2004	14	Director of TeleTech Holdings, Inc. (business process outsourcing)	President of Right Advisory, LLC (corporate finance and governance consulting) since 2008. Formerly: Senior Vice President and Chief Financial Officer of W.R. Grace & Co. (specialty chemicals) (1999-2008) and of MedStar Health, Inc. (hospitals and healthcare) (1996-1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984-1996).
Interested Directors:C
Fetting, Mark R. (1954) Chairman and Director	Director since 2002 and Chairman since 2008	Chairman and Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	None	President, CEO, Chairman and Director of Legg Mason, Inc. and Chairman of Legg Mason Funds since 2008. Formerly: President of all Legg Mason Funds (2001-2008). Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates (2000-2008). Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates (financial consulting); Vice President, T. Rowe Price Group, Inc.
Odenath, David (1957) President and Director	Since 2008	14	None	Senior Executive Vice President of Legg Mason, Inc. and President of Legg Mason Funds since 2008. Formerly: President of Prudential Annuities (since August 2002); Executive Vice President (since May 2003) of American Skandia Investment Services, Inc; Chief Executive Officer and Director (since May 2003) of American Skandia Life Assurance Corporation, American Skandia Information Services and Technology Corporation and Skandia U.S. Inc.; President, Chief Executive Officer and Director (since May 2003) of American Skandia Marketing, Inc.; Formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (1999-2003) of PI; Senior Vice President (since June 1999) of Prudential; formerly Senior Vice President (August 1993-May 1999) of PaineWebber Group, Inc.

25

Annual Report to Shareholders

Directors and Officers—Continued

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Executive Officers:D
Karpinski, Marie K. (1949) Vice President and Chief Financial Officer	Since 2001	14	None	Vice President and Chief Financial Officer of all Legg Mason Funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc.; Vice President and Principal Financial and Accounting Officer of Western Asset Funds, Inc., Western Asset Income Fund and Western Asset Premier Bond Fund; Treasurer and Principal Financial and Accounting Officer of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present), and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present).
Merz, Gregory T. (1958) Vice President and Chief Legal Officer	Since 2003	14	None	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002).
Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since 2007	14	None	Director of Global Compliance at Legg Mason (2006 to present); Managing Director of Compliance at Legg Mason & Co. (2005 to present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of Legg Mason Partners Fund Advisor and certain affiliates; Managing Director of Compliance at Citigroup Asset Management (2002 to 2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.
Wachterman, Richard M. (1947) Secretary	Since 2004	14	None	Associate General Counsel of Legg Mason, Inc. since 2004. Formerly: Managing Director, Victory Capital Management, Inc. (investment management) (1993-2003).
Hughes, Wm. Shane (1968) Treasurer	Since 2006	11	None	Assistant Vice President and Manager, Funds Accounting of Legg Mason & Co., LLC since 2005. Formerly: Assistant Vice President of Legg Mason Wood Walker, Incorporated (2002-2005) and Manager, Funds Accounting, Legg Mason Wood Walker, Incorporated (1997-2005).

26

Annual Report to Shareholders

ADDITIONAL INFORMATION ABOUT THE CORPORATION’S DIRECTORS AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE COMMISSION WEBSITE (http://www.sec.gov).

A

Officers of the Corporation are elected to serve until their successors are elected and qualified. Directors of the Corporation serve a term of indefinite length until their retirement, in accordance with the Board’s Retirement Policy, resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

B

Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

C

Mr. Fetting and Mr. Odenath are considered to be interested persons as defined in the 1940 Act of the Funds on the basis of their current employment with the Fund’s investment adviser or its affiliated entities (including the Fund’s principal underwriter) and Legg Mason Inc., the parent holding company of these entities as well as their ownership of Legg Mason Inc. Stock.

D	Officers of the Funds are interested persons (as defined in the 1940 Act).

27

Annual Report to Shareholders

Board Consideration of Global Opportunities Bond Fund’s Investment Advisory Agreement and Management Agreement

At its November 2008 meeting, the Board of Directors (the “Board”), including all of the Independent Directors, approved the continuation of the Management Agreement between Legg Mason Fund Adviser, Inc. (the “Manager”) and Legg Mason Charles Street Trust, Inc., on behalf of Global Opportunities Bond Fund, and the Investment Advisory Agreement between the Manager and Brandywine Global Investment Management, LLC (the “Adviser”) (each an “Agreement”). In voting to approve the continuation of each Agreement, the Board considered whether continuance would be in the best interest of Global Opportunities Bond Fund and its shareholders, an evaluation largely based on the nature and quality of the services provided under each Agreement and the overall fairness of each Agreement to Global Opportunities Bond Fund. In considering each Agreement, the Board did not identify any single factor or item of information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that the continuation of each Agreement is in the best interest of Global Opportunities Bond Fund and its shareholders.

Prior to the Board action, the Independent Directors met as a committee, together with experienced 1940 Act counsel, to consider their recommendation as to continuance of each Agreement. As part of the process to consider each Agreement, legal counsel to Global Opportunities Bond Fund requested certain information from the Manager and the Adviser on behalf of the Independent Directors, and in response, the Manager and the Adviser provided extensive reports that addressed specific factors designed to inform the Board’s consideration of each Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of each Agreement.

In addition to the November meeting, the Independent Directors met in executive session in October 2008, at which time they reviewed and analyzed materials relating to each Agreement. The Independent Directors also retained independent consultants to assist them in their review and analysis of each Agreement. The Board meets at least another three times per year in order to oversee the Legg Mason Funds, including meetings at which the portfolio managers of Global Opportunities Bond Fund or others make presentations and discuss performance, compliance and other applicable issues. The Board also drew upon its long association with the Manager, the Adviser and their personnel and the Board members’ familiarity with their culture and the manner in which the management entities have sought to strengthen and enhance themselves.

With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Manager’s and the Adviser’s personnel and their efforts to build and support a strong service team. The Board also considered the nature and quality of the Adviser’s investment process. In assessing performance, the Board compared Global Opportunities Bond Fund’s returns to the average of an appropriate Lipper category, a specified benchmark index and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board considered very carefully Global Opportunities Bond Fund’s performance and discussed with the Manager and the Adviser steps that the Manager and the Adviser had taken, or intended to take, to improve performance. The Board considered whether a reduction in assets under management would adversely affect the resources available to the Manager and the Adviser. The Board also considered the level of service provided by the Manager to Global Opportunities Bond Fund, including oversight of the transfer agent and the custodian and preparation of regulatory filings. The Board considered the Adviser’s procedures for executing portfolio transactions for Global Opportunities Bond Fund. The Board also reviewed the Adviser’s policies and procedures for the selection of brokers and dealers and on obtaining research from brokers.

In determining whether the terms of each Agreement are reasonable and fair, the Board considered the terms and fee structure of each Agreement. In that connection, the Board considered the costs to the Manager and the Adviser in providing services to Global Opportunities Bond Fund and profitability for the Manager and its affiliates from their overall association with Global Opportunities Bond Fund. The Board reviewed information about the advisory fee schedule and overall expense ratio of Global Opportunities Bond Fund and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Manager and the Adviser in providing services to Global Opportunities Bond Fund were shared with Global Opportunities Bond Fund, the Board noted that, while Global Opportunities Bond Fund’s advisory fee structure does not provide for a reduction of payments, the current fees appear fair and reasonable in relation to the present asset size of Global Opportunities Bond Fund and the Manager has contractually agreed to waive fees. The Board also compared Global Opportunities Bond Fund’s advisory fee schedule to the advisory fees charged by the Manager and the Adviser to their other accounts managed in a similar style. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Manager and the Adviser to Global Opportunities Bond Fund and to the other accounts. Finally, the Board considered other benefits accruing to the Manager, the Adviser and their affiliates by virtue of their relationship to Global Opportunities Bond Fund.

After an evaluation of all material factors, including those in the foregoing discussion, the Board concluded that the continuation of each Agreement is in the best interest of Global Opportunities Bond Fund.

28

Global Opportunities Bond Fund

Investment Manager

Legg Mason Fund Adviser, Inc.

Investment Adviser

Brandywine Global Investment Management, LLC

Philadelphia, PA

Transfer Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K&L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Information about the policies and procedures that Global Opportunities Bond Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov).

Information regarding how Global Opportunities Bond Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is also available on the SEC’s website or on the Fund’s website at http://investorservices.leggmason.com/pub/pageserv/bwgobf.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this fund, please call 1-877-515-3863. Please read the prospectus carefully before investing.

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

100 Light Street

P.O. Box 17635

Baltimore, MD 21297-1635

888-425-6432

LMF-789/A(02/09)TN09-4344	BWXX011094

Item 2.	Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer

(a)	Legg Mason Charles Street Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:

•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.

(b)	No response required.

(c)	Not applicable.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

(a)	(1)	The Registrant’s Board of Directors have determined that the Registrant has at least one Audit Committee financial expert serving on its Audit Committee.

(a)	(2)	The Audit Committee’s financial experts are Mr. Arthur S. Mehlman and Mr. Robert M. Tarola. They are “independent” as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accounting Fees and Services

(a)	Audit Fees

PricewaterhouseCoopers LLP

For the Period Ended December 31, 2007– $63,130

For the Year Ended December 31, 2008 – $62,900

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a).

There were no fees billed to the Registrant for assurance and related services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

PricewaterhouseCoopers LLP

For the Period Ended December 31, 2007– $4,800

For the Year Ended December 31, 2008 – $8,000

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

There were no fees billed to the Registrant for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a) through Item 4(c) above.

There were no fees billed to the Registrant for services not included in Items 4(a) through 4(c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1)	The Audit Committee’s policy is to delegate to its chairperson the authority to preapprove items prior to the next meeting of the Committee. Such preapprovals are reported at the next quarterly meeting of the Audit Committee.

	(2)	There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

There were no fees billed to the Registrant for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

PricewaterhouseCoopers LLP

For the Period Ended December 31, 2007– $853,049

For the Year Ended December 31, 2008 – $314,000

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the annual report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 32nd Floor, Baltimore, Maryland 21202, Attn.: Fund Secretary.

Item 11.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	File the exhibits listed below as part of this Form.

(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.

(2)	Separate certifications for the Registrant’s chief executive officer and chief financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(b)	Separate certifications for the Registrant’s chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Charles Street Trust, Inc.

Date:	March 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Charles Street Trust, Inc.

Date:	March 3, 2009

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Charles Street Trust, Inc.

Date:	March 3, 2009